Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Cash Flows [Abstract]
Cash		$ 2,850		$ 723
Restricted cash		142		138
Total cash and restricted cash	$ 1,405	$ 2,992	$ 358	$ 861	$ 7,462